Related Party Disclosures	9 Months Ended
Sep. 30, 2022
Disclosure of Related Party [Abstract]
Related party disclosures
17.	Related party disclosures

During the nine months ended September 30, 2022, the Company received 55,322 common shares of Paramount for payment of interest on the secured convertible notes (nine months ended September 30, 2021 – 30,086 common shares). There were no other transactions with related parties other than compensation paid to key management personnel.